Intangible assets - Schedule of reconciliation of intangible assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 16,187
Acquisitions	1,343
Acquisitions through business combinations	396
Depreciation charges	(1,602)
Translation differences	351
Intangible assets and goodwill at end of period	16,675
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	13,079
Acquisitions	1,343
Acquisitions through business combinations	396
Depreciation charges	(788)
Translation differences	0
Intangible assets and goodwill at end of period	14,030
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,108
Acquisitions	0
Acquisitions through business combinations	0
Depreciation charges	(814)
Translation differences	351
Intangible assets and goodwill at end of period	2,645
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Acquisitions	0
Acquisitions through business combinations	172,350
Depreciation charges	0
Translation differences	0
Intangible assets and goodwill at end of period	172,350
Cost | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,911
Intangible assets and goodwill at end of period	25,341
Cost | Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,104
Intangible assets and goodwill at end of period	18,843
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,807
Intangible assets and goodwill at end of period	6,498
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	172,350
Depreciation | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(6,724)
Intangible assets and goodwill at end of period	(8,666)
Depreciation | Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(4,025)
Intangible assets and goodwill at end of period	(4,813)
Depreciation | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,699)
Intangible assets and goodwill at end of period	(3,853)
Depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0
Intangible assets and goodwill at end of period	$ 0